Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2014	2015
	$	$
Leasehold improvements	33,760,211	34,835,615
Buildings	18,348,855	92,653,481
Furniture, fixtures and equipment	30,424,438	32,767,551
Motor vehicles	7,427,714	7,128,014

Total	89,961,218	167,384,661
Accumulated depreciation	(40,851,751)	(47,043,871)

Property and equipment, net	49,109,467	120,340,790

Depreciation expense was $8,206,163, $8,659,092 and $11,689,846 for the years ended December 31, 2013, 2014 and 2015, respectively.